Sale of vessels	12 Months Ended
Dec. 31, 2018
Assets Held-for-sale, Not Part of Disposal Group [Abstract]
Sale of vessels
11. Sale of vessels

In October 2015, Ardmore agreed to terms for the sale of the
Ardmore Calypso
 and
Ardmore Capella
. Effective November 2015, Ardmore reclassified these vessels as vessels held for sale and ceased to depreciate the vessels. Ardmore exercised the purchase option for the two vessels during the second quarter of 2016 and repaid all amounts outstanding under the finance leases. The sale prices for the two vessels totalled $38.5 million, resulting in an overall net gain of $0.5 million when Ardmore delivered the vessels to the buyers during April and May of 2016.

In September 2016, Ardmore agreed to terms for the sale of the
Ardmore Centurion
. Effective September 2016, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. The sale price for the vessel was $15.7 million, resulting in a net loss of $3.1 million when the vessel delivered to the buyer in October.

The net loss on disposal of the vessels for the year ended December 31, 2016 is calculated as follows:

	Centurion	Calypso	Capella	Total
Sales proceeds	15,700,000	19,150,000	19,350,000	54,200,000
Net book value of vessels	(18,222,109)	(18,783,238)	(18,253,669)	(55,259,016)
Sales related costs	(531,001)	(273,458)	(228,210)	(1,032,669)
Lease termination costs and related finance fees	—	(254,731)	(254,732)	(509,463)
Net (loss)/gain	(3,053,110)	(161,427)	613,389	(2,601,148)

In 2017, there were no disposals of vessels.
In November 2018, Ardmore agreed to terms for the sale of the
Ardmore Seatrader
. Effective November 2018, Ardmore reclassified the vessel as held for sale and ceased to depreciate the vessel. Ardmore exercised its purchase option on the financing transaction in January 2019 and repaid all amounts outstanding under the finance lease. The price for the subsequent sale of the vessel by Ardmore was $8.3 million, resulting in a net loss of $6.4 million when the vessel delivered to the buyer in January 2019.

The net loss on the vessel held for sale for the year ended December 31, 2018 is calculated as follows:

Seatrader
Sales proceeds	8,250,000
Net book value of vessel	(14,444,217)
Sales related costs	(165,000)
Lease termination costs and related finance fees	(1,596)
Net loss on vessel held for sale	(6,360,813)